Segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Time charter revenues		$ 143,531		$ 91,107		$ 57,465
Accrual historical boil-off claim		0
Total revenues		143,531		91,107		57,465
Operating expenses		(33,701)		(25,798)		(18,412)
Construction contract expenses		(151)		(315)		0
Equity in earnings (losses) of joint ventures		5,139		16,622		17,123
Less: Non-controlling interest in Segment EBITDA		0
Add: Non-controlling interest in Segment EBITDA		0
Depreciation and amortization		(21,054)		(10,552)		(2,653)
Operating income (loss)		93,764		71,064		53,523
Gain (loss) on derivative instruments		2,463		1,839		949
Other financial income (expense), net		(33,159)		(27,654)		(12,880)
Income (loss) before tax		63,068		45,249		41,592
Income tax benefit (expense)		(3,878)		(3,872)		(313)
Net income (loss)		59,190		41,377		41,279
Vessels, net of accumulated depreciation		679,041		342,591
Net investment in direct financing lease		286,626		290,111
Goodwill		251		251		251
Advances to joint ventures		3,263		7,218
Total assets		1,058,959		810,467
Accumulated losses of joint ventures		20,746		25,886
Expenditures for vessels & equipment		287		537
Expenditures for drydocking		0		0
Principal repayment direct financing lease		3,485		3,192
Amortization in revenue for above market contract		3,631		2,405		605
Non-controlling interest in net income		10,408		0		0
Preferred unitholders’ interest in net income		2,480		0		0
Limited partners' interest in net income (loss)		46,302		41,377		41,279
Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Partner [Member]
Limited partners' interest in net income (loss)		46,302
Majority held FSRUs [Member]
Time charter revenues		143,531		91,107		57,465
Accrual historical boil-off claim		0
Total revenues		143,531		91,107		57,465
Operating expenses		(27,612)		(19,043)		(12,346)
Construction contract expenses		(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA		(19,210)
Segment EBITDA		96,558		71,749		45,119
Add: Non-controlling interest in Segment EBITDA		19,210
Depreciation and amortization		(21,054)		(10,552)		(2,653)
Operating income (loss)		94,714		61,197		42,466
Gain (loss) on derivative instruments		2,463		1,839		949
Other financial income (expense), net		(29,656)		(23,381)		(18,275)
Income (loss) before tax		67,521		39,655		25,140
Income tax benefit (expense)		(3,893)		(3,852)		(333)
Net income (loss)		63,628		35,803		24,807
Vessels, net of accumulated depreciation		679,041		342,591
Net investment in direct financing lease		286,626		290,111
Goodwill		251		251
Advances to joint ventures		0		0
Total assets		1,041,517		698,869
Accumulated losses of joint ventures		0		0
Expenditures for vessels & equipment		287		537
Expenditures for drydocking		0		0
Principal repayment direct financing lease		3,485		3,192
Amortization in revenue for above market contract		3,631		2,405
Non-controlling interest in net income		10,408
Preferred unitholders’ interest in net income		0
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		(553)
Majority held FSRUs [Member] | Partner [Member]
Limited partners' interest in net income (loss)		53,220
Joint venture FSRUs [Member]
Time charter revenues		42,165		43,272		42,698
Accrual historical boil-off claim		(11,850)
Total revenues		30,315		43,272		42,698
Operating expenses		(8,628)		(9,107)		(9,493)
Construction contract expenses		0		0
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA		0
Segment EBITDA		21,687		34,165		33,205
Add: Non-controlling interest in Segment EBITDA		0
Depreciation and amortization		(9,815)		(9,525)		(9,227)
Operating income (loss)		11,872		24,640		23,978
Gain (loss) on derivative instruments		7,194		7,092		9,246
Other financial income (expense), net		(13,927)		(15,110)		(16,101)
Income (loss) before tax		5,139		16,622		17,123
Income tax benefit (expense)		0		0		0
Net income (loss)		5,139		16,622		17,123
Vessels, net of accumulated depreciation		265,642		274,932
Net investment in direct financing lease		0		0
Goodwill		0		0
Advances to joint ventures		0		0
Total assets		287,562		298,712
Accumulated losses of joint ventures		0		0
Expenditures for vessels & equipment		525		783
Expenditures for drydocking		0		135
Principal repayment direct financing lease		0		0
Amortization in revenue for above market contract		0		0
Non-controlling interest in net income		0
Preferred unitholders’ interest in net income		0
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Joint venture FSRUs [Member] | Partner [Member]
Limited partners' interest in net income (loss)		5,139
Other [Member]
Time charter revenues		0		0		0
Accrual historical boil-off claim		0
Total revenues		0		0		0
Operating expenses		(6,089)		(6,755)		(6,066)
Construction contract expenses		0		0
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA		0
Segment EBITDA		(6,089)		(6,755)		(6,066)
Add: Non-controlling interest in Segment EBITDA		0
Depreciation and amortization		0		0		0
Operating income (loss)		(6,089)		(6,755)		(6,066)
Gain (loss) on derivative instruments		0		0		0
Other financial income (expense), net		(3,503)		(4,273)		5,395
Income (loss) before tax		(9,592)		(11,028)		(671)
Income tax benefit (expense)		15		(20)		20
Net income (loss)		(9,577)		(11,048)		(651)
Vessels, net of accumulated depreciation		0		0
Net investment in direct financing lease		0		0
Goodwill		0		0
Advances to joint ventures		3,263		7,218
Total assets		17,442		111,598
Accumulated losses of joint ventures		50		50
Expenditures for vessels & equipment		0		0
Expenditures for drydocking		0		0
Principal repayment direct financing lease		0		0
Amortization in revenue for above market contract		0		0
Non-controlling interest in net income		0
Preferred unitholders’ interest in net income		0
Other [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Other [Member] | Partner [Member]
Limited partners' interest in net income (loss)		(9,577)
Total Segments reporting [Member]
Time charter revenues		185,696		134,379		100,163
Accrual historical boil-off claim		(11,850)
Total revenues		173,846		134,379		100,163
Operating expenses		(42,329)		(34,905)		(27,905)
Construction contract expenses		(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA		(19,210)
Segment EBITDA		112,156		99,159		72,258
Add: Non-controlling interest in Segment EBITDA		19,210
Depreciation and amortization		(30,869)		(20,077)		(11,880)
Operating income (loss)		100,497		79,082		60,378
Gain (loss) on derivative instruments		9,657		8,931		10,195
Other financial income (expense), net		(47,086)		(42,764)		(28,981)
Income (loss) before tax		63,068		45,249		41,592
Income tax benefit (expense)		(3,878)		(3,872)		(313)
Net income (loss)		59,190		41,377		41,279
Vessels, net of accumulated depreciation		944,683		617,523
Net investment in direct financing lease		286,626		290,111
Goodwill		251		251
Advances to joint ventures		3,263		7,218
Total assets		1,346,521		1,109,179
Accumulated losses of joint ventures		50		50
Expenditures for vessels & equipment		811		1,320
Expenditures for drydocking		0		135
Principal repayment direct financing lease		3,485		3,192
Amortization in revenue for above market contract		3,631		2,405
Non-controlling interest in net income		10,408
Preferred unitholders’ interest in net income		0
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		(553)
Total Segments reporting [Member] | Partner [Member]
Limited partners' interest in net income (loss)		48,782
Eliminations [Member]
Time charter revenues		(42,165)	[1]	(43,272)	[2]	(42,698)	[2]
Accrual historical boil-off claim	[1],[3]	11,850
Operating expenses		8,628	[1]	9,107	[2]	9,493	[2]
Equity in earnings (losses) of joint ventures		5,139	[1]	16,622	[2]	17,123	[2]
Less: Non-controlling interest in Segment EBITDA	[4]	19,210
Add: Non-controlling interest in Segment EBITDA	[4]	(19,210)
Depreciation and amortization		9,815	[1]	9,525	[2]	9,227	[2]
Gain (loss) on derivative instruments		(7,194)	[1]	(7,092)	[2]	(9,246)	[2]
Other financial income (expense), net		13,927	[1]	15,110	[2]	16,101	[2]
Income (loss) before tax		0		0	[2]	0	[2]
Income tax benefit (expense)		0		0	[2]	0	[2]
Net income (loss)		0		0	[2]	$ 0	[2]
Vessels, net of accumulated depreciation	[5]	(265,642)		(274,932)
Net investment in direct financing lease		0		0
Goodwill		0		0
Advances to joint ventures		0		0
Total assets	[5]	(287,562)		(298,712)
Accumulated losses of joint ventures	[5]	(20,796)		(25,936)
Expenditures for vessels & equipment	[6]	(524)		(783)
Expenditures for drydocking	[6]	0		(135)
Principal repayment direct financing lease		0		0
Amortization in revenue for above market contract		0		$ 0
Preferred unitholders’ interest in net income	[7]	2,480
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization in revenue for above market contract		0
Eliminations [Member] | Partner [Member]
Limited partners' interest in net income (loss)	[7]	$ (2,480)

[1]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[3]	For additional information, refer to note 20 under “Joint ventures claims and accruals.”
[4]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[5]	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.
[6]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.
[7]	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.